FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments
Derivatives Assets
Gross derivative assets	$ 2,800,719	$ 1,902,955
Offsetting of derivatives	0	0
Derivative financial instruments in statement of financial position	2,800,719	1,902,955
Master netting agreements	(2,258,118)	(1,803,407)
Cash collateral received/paid	(251,949)	(99,548)
Equity collateral received/paid	290,652
Total derivatives assets before collateral and Master netting agreements	0	0
Derivative Liabilities
Gross derivative liabilities	(2,381,326)	(1,860,812)
Offsetting of derivatives	0	0
Derivative financial instruments in statement of financial position	(2,381,326)	(1,860,812)
Master netting agreements	2,381,326	1,787,511
Cash collateral paid	0	73,301
Total derivatives liabilities before collateral and Master netting agreements	0	0
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	947,053	757,296
Derivative Liabilities
Gross derivative liabilities	(615,625)	(652,610)
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	840,042	372,553
Derivative Liabilities
Gross derivative liabilities	(803,153)	(377,341)
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	975,125	715,365
Derivative Liabilities
Gross derivative liabilities	(880,614)	(768,015)
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	1,688	2,143
Derivative Liabilities
Gross derivative liabilities	(15,333)	(4,346)
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	36,811	55,598
Derivative Liabilities
Gross derivative liabilities	$ (66,601)	$ (58,500)